EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2012
Earnings Per Share [Abstract]
Computation of Basic and Diluted Earnings Per Common Share

The computation of basic and diluted earnings per common share is as follows (in thousands, except share and per share amounts):

	Years ended December 31,
	2010	2011	2012
Net (loss) income—basic and diluted	$(9,994)	$4,759	$8,162
Accretion of Class L preference	64,712	71,568	79,211
Accretion of Class L preference for vested options	1,251	1,274	5,436

Net (loss) available to common shareholders	$(75,957)	$(68,083)	$(76,485)

Allocation of net (loss) income to common stockholders—basic and diluted:
Class L	$64,712	$71,568	$79,211
Class A	$(75,957)	$(68,083)	$(76,485)

Weighted average number of common shares—basic and diluted:
Class L	1,315,153	1,317,273	1,326,206
Class A	6,006,960	6,016,733	6,058,512

Earnings (loss) per common share—basic and diluted:
Class L	$49.21	$54.33	$59.73
Class A	$(12.64)	$(11.32)	$(12.62)